Other Non-current Liabilities (Schedule of Change in Carrying Value of Liability - Export Development Canada) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Revaluation of variable rate long-term debt (note 28)	$ 101	$ 256
Export Development Canada [member]
Disclosure of financial liabilities [line items]
Liability, beginning balance	8,344	8,625
Principal repayments during the year	(2,250)	(750)
Interest repayments during the year	(1,370)	(1,093)
Interest accretion during the year	1,133	1,306
Revaluation of variable rate long-term debt (note 28)	101	256
Liabilities arising from financing activities at end of period	$ 5,958	$ 8,344